                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07169

Morgan Stanley International SmallCap Fund
               (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York 10020
      (Address of principal executive offices)                      (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                      (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: May 31, 2003

Date of reporting period: May 31, 2003

Item 1. Report to Stockholders.
Morgan Stanley International SmallCap Fund
LETTER TO THE SHAREHOLDERS / / MAY 31, 2003

Dear Shareholder:
The 12-month period ended May 31, 2003, was a difficult one for international investors. In the early months of 2002, investors anticipated a rebound in economic activity and, consequently, improvement in the equity markets. To their chagrin, continued corporate-governance scandals, rising geopolitical issues and significant retrenchments in capital spending led the markets into negative territory. Stocks began to rally in October 2002, only to sag in early 2003. Around the world, equities went into a final plunge just before war broke out in the Middle East, with the international markets dropping even further. One of the steepest declines was in Asia, where the outbreak of the SARS virus in China and political tensions in North Korea exacerbated the broader trends hurting other markets.

Performance and Portfolio Strategy
For the 12-month period ended May 31, 2003, Morgan Stanley International SmallCap Fund's Class A, B, C and D shares returned -9.70 percent, -10.40 percent, -10.41 percent and -9.50 percent, respectively. During the same period, the Morgan Stanley Capital International (MSCI) EAFE Index returned -12.30 percent and the Lipper International Small-Cap Fund Average returned -9.24 percent. THE PERFORMANCE OF THE FUND'S FOUR SHARE CLASSES VARIES BECAUSE EACH HAS DIFFERENT EXPENSES. THE TOTAL RETURN FIGURES GIVEN ASSUME THE REINVESTMENT OF ALL DISTRIBUTIONS BUT DO NOT REFLECT THE DEDUCTION OF ANY APPLICABLE SALES CHARGES. IF SALES CHARGES WERE INCLUDED, PERFORMANCE WOULD BE LOWER. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

We attribute the Fund's strong relative performance to its holdings in four key sectors: basic materials, consumer discretionary, financials and industrials. The basic materials sector benefited from a general rise in prices and a shortage of commodities such as nickel. Within the consumer discretionary sector, the Fund's focus on companies with stable cash flows in the gaming industry added value. The Fund's industrial sector holdings benefited from being in stable cash-flow-generative businesses.

We had anticipated poor consumer and corporate confidence, weak economic growth and rising debt for the period and had therefore positioned the portfolio rather defensively. In the industrial sector, the Fund's largest sector allocation, we focused on finding companies that we believed had consistent visibility in revenues from services or maintenance. We tried to avoid companies we considered financially stretched or heavy cyclical. We underweighted the Fund in the financial sector because we did not see significant opportunity in the smaller regional banks and did not own them. We found interesting opportunities in Japanese real estate and consumer financials, believing the Japanese real estate market to be a good value relative to that of Europe, which we considered overvalued.

We added to the Fund's Japanese holdings because in our opinion many companies there were being indiscriminately downgraded by the market. Although the macroeconomic environment in Japan remains

Morgan Stanley International SmallCap Fund
LETTER TO THE SHAREHOLDERS / / MAY 31, 2003 CONTINUED

poor, we believe there are many quality Japanese companies with strong franchises and healthy balance sheets that are selling at reasonable valuations.

We appreciate your ongoing support of Morgan Stanley International SmallCap Fund and look forward to continuing to serve your investment needs.

Very truly yours,

/s/ Charles A. Fiumefreddo               /s/ Mitchell M. Merin
Charles A. Fiumefreddo                   Mitchell M. Merin
CHAIRMAN OF THE BOARD                    PRESIDENT

Annual Householding Notice
To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents, including shareholder reports, prospectuses and proxy materials, to investors with the same last name who reside at the same address. Your participation in this program will continue for an unlimited period of time unless you instruct us otherwise. You can request multiple copies of these documents by calling (800) 350-6414, 8:00 a.m. to 8:00 p.m. ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

Proxy Voting Policies and Procedures
A description of the Fund's policies and procedures with respect to the voting of proxies relating to the Fund's portfolio securities is available without charge, upon request, by calling (800) 869-NEWS. This information is also available on the Securities and Exchange Commission's website at http://www.sec.gov.

Morgan Stanley International SmallCap Fund
FUND PERFORMANCE / / MAY 31, 2003

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

GROWTH OF $10,000 -- CLASS B
($ in Thousands)

                     FUND     MSCI EAFE(4)  LIPPER(5)
July 29, 1994        $10,000       $10,000    $10,000
August 31, 1994       $9,940       $10,236    $10,235
November 30, 1994     $8,920        $9,751     $9,565
February 28, 1995     $8,210        $9,409     $9,038
May 31, 1995          $8,540       $10,248     $9,536
August 31, 1995       $9,010       $10,288     $9,930
November 30, 1995     $8,960       $10,491     $9,796
February 29, 1996     $9,650       $10,995    $10,491
May 31, 1996         $10,280       $11,343    $11,424
August 31, 1996       $9,860       $11,097    $11,245
November 30, 1996     $9,580       $11,725    $11,750
February 28, 1997     $9,052       $11,352    $12,095
May 31, 1997          $9,302       $12,199    $12,496
August 31, 1997       $8,853       $12,103    $12,548
November 30, 1997     $8,165       $11,677    $11,992
February 28, 1998     $8,332       $13,108    $13,117
May 31, 1998          $9,177       $13,552    $14,805
August 31, 1998       $7,842       $12,084    $12,556
November 30, 1998     $7,946       $13,595    $13,152
February 28, 1999     $8,134       $13,753    $13,716
May 31, 1999          $9,177       $14,139    $14,922
August 31, 1999      $11,398       $15,183    $17,285
November 30, 1999    $12,576       $16,464    $20,177
February 29, 2000    $12,753       $17,255    $26,617
May 31, 2000         $11,679       $16,567    $21,848
August 31, 2000      $11,617       $16,637    $23,463
November 30, 2000    $10,292       $14,874    $19,116
February 28, 2001    $10,338       $14,239    $18,752
May 31, 2001         $10,192       $13,712    $17,880
August 31, 2001       $9,690       $12,585    $16,091
November 30, 2001     $9,252       $12,028    $15,322
February 28, 2002     $9,117       $11,536    $15,319
May 31, 2002         $10,547       $12,396    $16,848
August 31, 2002       $9,353       $10,703    $14,568
November 30, 2002     $8,504       $10,524    $13,770
February 28, 2003     $8,225        $9,523    $13,044
May 31, 2003       $9,450(3)       $10,872    $15,301

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. WHEN YOU SELL FUND SHARES, THEY MAY BE WORTH LESS THAN THEIR ORIGINAL COST. THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. PERFORMANCE FOR CLASS A, CLASS B, CLASS C, AND CLASS D SHARES WILL VARY DUE TO DIFFERENCES IN SALES CHARGES AND EXPENSES.

                                     Average Annual Total Returns -- Period Ended May 31, 2003
 ---------------------------------------------------------------------------------------------------------------------------------
                       Class A Shares*                                                 Class B Shares **
 -----------------------------------------------------------  --------------------------------------------------------------------
 1 Year                 (9.70)%(1)         (14.44)%(2)        1 Year                      (10.40)%(1)            (14.88)%(2)
 5 Years                  1.40%(1)            0.31%(2)        5 Years                        0.59%(1)               0.20%(2)
 Since Inception
  (07/28/97)              0.99%(1)            0.06%(2)        Since Inception (07/29/94)   (0.64)%(1)             (0.64)%(2)

                       Class C Shares+                                                  Class D Shares++
 -----------------------------------------------------------  --------------------------------------------------------------------
 1 Year                (10.41)%(1)         (11.30)%(2)        1 Year                       (9.50)%(1)
 5 Years                  0.66%(1)            0.66%(2)        5 Years                        1.49%(1)
 Since Inception
  (07/28/97)              0.25%(1)            0.25%(2)        Since Inception (07/28/97)     1.10%(1)

---------------------

(1) FIGURE SHOWN ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AND DOES NOT REFLECT THE DEDUCTION OF ANY SALES CHARGES.
(2) FIGURE SHOWN ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AND THE DEDUCTION OF THE MAXIMUM APPLICABLE SALES CHARGE. SEE THE FUND'S CURRENT PROSPECTUS FOR COMPLETE DETAILS ON FEES AND SALES CHARGES.
(3)  CLOSING VALUE ASSUMING A COMPLETE REDEMPTION ON MAY 31, 2003.
(4) THE MORGAN STANLEY CAPITAL INTERNATIONAL (MSCI) EAFE INDEX MEASURES THE PERFORMANCE FOR A DIVERSE RANGE OF INTERNATIONAL SMALL CAP STOCK MARKETS WITHIN EUROPE, AUSTRALASIA, AND THE FAR EAST. THE PERFORMANCE OF THE INDEX IS LISTED IN U.S. DOLLARS AND ASSUMES REINVESTMENT OF NET DIVIDENDS. "NET DIVIDENDS" REFLECTS A REDUCTION IN DIVIDENDS AFTER TAKING INTO ACCOUNT WITHHOLDING OF TAXES BY CERTAIN FOREIGN COUNTRIES REPRESENTED IN THE INDEX. INDEXES ARE UNMANAGED AND THEIR RETURNS DO NOT INCLUDE ANY SALES CHARGES OR FEES. SUCH COSTS WOULD LOWER PERFORMANCE. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.
(5) THE LIPPER INTERNATIONAL SMALL-CAP FUND AVERAGE TRACKS THE PERFORMANCE OF ALL FUNDS IN THE LIPPER INTERNATIONAL SMALL-CAP FUNDS CLASSIFICATION. THE AVERAGE, WHICH IS ADJUSTED FOR CAPITAL GAINS DISTRIBUTIONS AND INCOME DIVIDENDS, IS UNMANAGED AND SHOULD NOT BE CONSIDERED AN INVESTMENT.
*    THE MAXIMUM FRONT-END SALES CHARGE FOR CLASS A IS 5.25%.
** THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE (CDSC) FOR CLASS B IS 5.0%. THE CDSC DECLINES TO 0% AFTER SIX YEARS.
+ THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE FOR CLASS C IS 1% FOR SHARES REDEEMED WITHIN ONE YEAR OF PURCHASE.
++   CLASS D HAS NO SALES CHARGE.

Morgan Stanley International SmallCap Fund
PORTFOLIO OF INVESTMENTS / / MAY 31, 2003

NUMBER OF
 SHARES                                                 VALUE

----------------------------------------------------------------

           Common and Preferred Stocks (95.7%)
           Australia (4.3%)
           BEVERAGES: NON-ALCOHOLIC
 445,019   Neverfail Springwater Ltd...............  $   671,177
                                                     -----------
           FINANCIAL CONGLOMERATES
 164,300   Promina Group Ltd.*.....................      228,488
                                                     -----------
           HOSPITAL/NURSING MANAGEMENT
 112,060   Ramsay Health Care Ltd..................      267,780
                                                     -----------
           PUBLISHING: NEWSPAPERS
 386,250   John Fairfax Holdings Ltd...............      738,895
                                                     -----------
           STEEL
 289,478   BHP Steel Ltd...........................      638,821
                                                     -----------
           Total Australia.........................    2,545,161
                                                     -----------
           Belgium (1.1%)
           FOOD: SPECIALTY/CANDY
  22,515   Omega Pharma S.A........................      631,183
                                                     -----------
           Denmark (2.0%)
           FOOD: SPECIALTY/CANDY
  13,503   Danisco AS..............................      513,796
                                                     -----------
           OTHER TRANSPORTATION
   7,685   Kobenhavns Lufthavne AS.................      667,689
                                                     -----------
           Total Denmark...........................    1,181,485
                                                     -----------
           Finland (5.2%)
           BUILDING PRODUCTS
  14,059   Uponor Oyj..............................      302,921
                                                     -----------
           ENGINEERING & CONSTRUCTION
  26,763   Kone Oyj (B Shares).....................      998,576
                                                     -----------
           INDUSTRIAL MACHINERY
  77,016   Metso Oyj...............................      734,497
  48,783   Rapala VMC Oyj..........................      238,364
                                                     -----------
                                                         972,861
                                                     -----------
           TRUCKS/CONSTRUCTION/FARM MACHINERY
  36,161   KCI Konecranes Oyj......................      830,231
                                                     -----------
           Total Finland...........................    3,104,589
                                                     -----------

NUMBER OF
 SHARES                                                VALUE

----------------------------------------------------------------

           France (5.9%)
           AEROSPACE & DEFENSE
  30,580   Zodiac S.A..............................  $   702,815
                                                     -----------
           ENGINEERING & CONSTRUCTION
   7,118   Alliance et Gestion Commerciale.........      578,690
                                                     -----------
           OFFICE EQUIPMENT/SUPPLIES
  34,875   Neopost S.A.*...........................    1,270,042
                                                     -----------
           OTHER CONSUMER SPECIALTIES
  19,953   L'Europeenne d'Extincteurs*.............            0
                                                     -----------
           OTHER TRANSPORTATION
  20,788   Autoroutes du Sud de la France*.........      621,685
                                                     -----------
           TEXTILES
  11,993   Chargeurs S.A...........................      324,773
                                                     -----------
           Total France............................    3,498,005
                                                     -----------
           Germany (4.4%)
           APPAREL/FOOTWEAR
  22,741   Hugo Boss AG (Pref.)....................      333,084
                                                     -----------
           AUTO PARTS: O.E.M.
   9,851   Beru AG.................................      543,857
                                                     -----------
           ELECTRICAL PRODUCTS
   7,488   Pfeiffer Vacuum Technology AG...........      210,711
                                                     -----------
           HOME FURNISHINGS
  17,925   WMF- Wuerttembergische Metallwarenfabrik
            AG (Pref.).............................      259,590
                                                     -----------
           INDUSTRIAL MACHINERY
   3,411   Rational AG.............................      139,319
  49,384   Sartorius AG............................      263,396
                                                     -----------
                                                         402,715
                                                     -----------
           INTERNET SOFTWARE/SERVICES
   2,901   SCS Standard Computersysteme*...........            0
                                                     -----------
           INVESTMENT MANAGERS
  17,652   MPC Muenchmeyer Petersen Capital AG.....      339,186
                                                     -----------

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley International SmallCap Fund
PORTFOLIO OF INVESTMENTS / / MAY 31, 2003 CONTINUED

NUMBER OF
 SHARES                                                VALUE

----------------------------------------------------------------

           MEDICAL/NURSING SERVICES
  12,739   Marseille-Kliniken AG...................  $    60,896
                                                     -----------
           MISCELLANEOUS COMMERCIAL SERVICES
  41,072   Techem AG*..............................      486,483
                                                     -----------
           Total Germany...........................    2,636,522
                                                     -----------
           Greece (0.5%)
           MOVIES/ENTERTAINMENT
  29,381   Greek Organization of Football
            Prognostics............................      309,955
                                                     -----------
           Hong Kong (1.5%)
           BROADCASTING
  93,500   Television Broadcasts Ltd...............      299,126
                                                     -----------
           SPECIALTY TELECOMMUNICATIONS
 386,560   Asia Satellite Telecommunications
            Holdings Ltd...........................      634,452
                                                     -----------
           Total Hong Kong.........................      933,578
                                                     -----------
           Italy (4.4%)
           AUTO PARTS: O.E.M.
 166,480   Sogefi SpA..............................      419,469
                                                     -----------
           BEVERAGES: ALCOHOLIC
  27,368   Davide Campari-Milano SpA...............    1,011,483
                                                     -----------
           CONSTRUCTION MATERIALS
  74,070   Buzzi Unicem SpA........................      549,423
                                                     -----------
           ELECTRONIC COMPONENTS
  25,297   Saes Getters RNC........................      160,242
  14,448   Saes Getters SpA........................      142,893
                                                     -----------
                                                         303,135
                                                     -----------
           REGIONAL BANKS
 256,510   Cassa di Risparmio di Firenze SpA.......      333,726
                                                     -----------
           Total Italy.............................    2,617,236
                                                     -----------

NUMBER OF
 SHARES                                                VALUE

----------------------------------------------------------------

           Japan (30.4%)
           ADVERTISING/MARKETING SERVICES
  54,800   Asatsu - DK Inc.........................  $   912,874
                                                     -----------
           BEVERAGES: NON-ALCOHOLIC
  18,300   ITO EN, Ltd.............................      593,141
                                                     -----------
           BUILDING PRODUCTS
  16,500   Maezawa Kaisei Industries Co., Ltd......      181,030
                                                     -----------
           CHEMICALS: SPECIALTY
 191,000   Zeon Corp...............................      903,811
                                                     -----------
           COMMERCIAL PRINTING/FORMS
  70,000   Asia Securities Printing Co., Ltd.......      322,446
   5,000   Toppan Forms Co., Ltd...................       50,377
                                                     -----------
                                                         372,823
                                                     -----------
           CONSTRUCTION MATERIALS
  44,100   Nichiha Corp............................      310,251
 538,000   Sumitomo Osaka Cement Co., Ltd..........      901,173
                                                     -----------
                                                       1,211,424
                                                     -----------
           ELECTRICAL PRODUCTS
  33,500   Mirai Co., Ltd.*........................      179,564
  97,000   Osaki Electric Co., Ltd.................      303,836
                                                     -----------
                                                         483,400
                                                     -----------
           ELECTRONIC COMPONENTS
  39,000   Yamaichi Electronics Co.................      401,432
                                                     -----------
           ELECTRONIC PRODUCTION EQUIPMENT
  36,200   Shinkawa Ltd............................      561,191
                                                     -----------
           ELECTRONICS/APPLIANCES
   4,500   Nihon Trim Co., Ltd.....................      141,332
                                                     -----------
           FINANCE/RENTAL/LEASING
  22,750   Aiful Corp..............................      954,585
 229,000   Jaccs Co., Ltd..........................      840,050
                                                     -----------
                                                       1,794,635
                                                     -----------
           FOOD: SPECIALTY/CANDY
  34,900   Ariake Japan Co., Ltd...................      985,034
                                                     -----------

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley International SmallCap Fund
PORTFOLIO OF INVESTMENTS / / MAY 31, 2003 CONTINUED

NUMBER OF
 SHARES                                                VALUE

----------------------------------------------------------------

           HOME FURNISHINGS
  59,800   Tenma Corp..............................  $   530,888
                                                     -----------
           INDUSTRIAL MACHINERY
  59,600   Mori Seiki Co., Ltd.....................      276,536
   2,200   Nissei Corp.............................       14,556
 149,000   Tokyo Kikai Seisakusho, Ltd.............      335,687
  13,900   Union Tool Co...........................      389,992
                                                     -----------
                                                       1,016,771
                                                     -----------
           INDUSTRIAL SPECIALTIES
  14,900   Fujimi Inc..............................      315,720
 107,200   Nitta Corp..............................      744,295
  15,000   Taisei Lamick Co., Ltd..................      322,864
  12,600   Taiyo Ink Manufacturing Co., Ltd........      488,593
                                                     -----------
                                                       1,871,472
                                                     -----------
           MEDICAL SPECIALTIES
  36,800   Fukuda Denshi Co., Ltd..................      601,005
                                                     -----------
           MOVIES/ENTERTAINMENT
 187,000   Yomiuri Land Co., Ltd...................      718,869
                                                     -----------
           OTHER CONSUMER SERVICES
  12,000   Nippon Broadcasting System, Inc.........      295,478
   2,000   Nippon Broadcasting System, Inc.*.......       49,246
                                                     -----------
                                                         344,724
                                                     -----------
           REAL ESTATE DEVELOPMENT
 247,000   Daibiru Corp............................      856,432
 190,000   Hunet Inc...............................      381,910
 160,000   TOC Co., Ltd............................      608,375
                                                     -----------
                                                       1,846,717
                                                     -----------
           RECREATIONAL PRODUCTS
  18,900   Shimano, Inc............................      308,668
  37,900   Tomy Co., Ltd.*.........................      357,098
                                                     -----------
                                                         665,766
                                                     -----------
           RESTAURANTS
  21,500   Hurxley Corp............................      286,307
     483   Shidax Corp.............................      266,580
                                                     -----------
                                                         552,887
                                                     -----------

NUMBER OF
 SHARES                                                VALUE

----------------------------------------------------------------

           SPECIALTY STORES
  20,600   Megane Top Co., Ltd.....................  $   168,216
                                                     -----------
           STEEL
  73,800   Osaka Steel Co., Ltd....................      399,286
 711,000   Pacific Metals Co., Ltd.*...............      905,126
                                                     -----------
                                                       1,304,412
                                                     -----------
           Total Japan.............................   18,163,854
                                                     -----------
           Netherlands (4.4%)
           AGRICULTURAL COMMODITIES/ MILLING
  31,594   Nutreco Holding NV......................      568,397
                                                     -----------
           ELECTRONIC PRODUCTION EQUIPMENT
  68,810   BE Semiconductor Industries NV*.........      345,942
                                                     -----------
           FOOD RETAIL
 210,714   Laurus NV*..............................      349,814
                                                     -----------
           FOOD: SPECIALTY/CANDY
  12,344   CSM NV..................................      270,765
                                                     -----------
           MEDICAL DISTRIBUTORS
   5,225   OPG Groep NV............................      169,178
                                                     -----------
           OILFIELD SERVICES/EQUIPMENT
  17,479   IHC Caland NV...........................      926,339
                                                     -----------
           Total Netherlands.......................    2,630,435
                                                     -----------
           New Zealand (4.2%)
           CASINO/GAMING
 168,471   Sky City Entertainment Group Ltd........      821,121
                                                     -----------
           CONSTRUCTION MATERIALS
 289,540   Fletcher Building Ltd...................      586,193
                                                     -----------
           ELECTRONICS/APPLIANCES
  40,702   Fisher & Paykel Appliance Holdings
            Ltd....................................      293,462
                                                     -----------
           MEDICAL SPECIALTIES
 131,715   Fisher & Paykel Healthcare Corp.,
            Ltd....................................      838,744
                                                     -----------
           Total New Zealand.......................    2,539,520
                                                     -----------

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley International SmallCap Fund
PORTFOLIO OF INVESTMENTS / / MAY 31, 2003 CONTINUED

NUMBER OF
 SHARES                                                VALUE

----------------------------------------------------------------

           Norway (2.0%)
           LIFE/HEALTH INSURANCE
  55,995   Storebrand ASA*.........................  $   246,763
                                                     -----------
           REGIONAL BANKS
  23,944   Gjensidige NOR ASA......................      929,989
                                                     -----------
           Total Norway............................    1,176,752
                                                     -----------
           Spain (2.7%)
           MISCELLANEOUS COMMERCIAL SERVICES
  81,861   Amadeus Global Travel Distribution S.A.
            (A Shares).............................      475,169
                                                     -----------
           OTHER TRANSPORTATION
  18,100   Aurea Concesiones de Infraestructuras
            del Estado S.A.........................      570,707
                                                     -----------
           PULP & PAPER
  19,353   Miquel y Costas & Miquel, S.A...........      569,645
                                                     -----------
           Total Spain.............................    1,615,521
                                                     -----------
           Sweden (5.0%)
           AUTO PARTS: O.E.M.
  27,384   Haldex AB...............................      291,158
                                                     -----------
           INVESTMENT BANKS/BROKERS
  30,250   D. Carnegie & Co. AB....................      210,521
                                                     -----------
           MEDICAL SPECIALTIES
  27,995   Getinge AB (B Shares)...................      721,586
                                                     -----------
           MISCELLANEOUS COMMERCIAL SERVICES
 142,131   Intrum Justitia AB......................      696,065
                                                     -----------
           STEEL
  22,098   Hoganas AB (Class B)....................      437,158
                                                     -----------
           TOBACCO
  75,074   Swedish Match AB........................      604,710
                                                     -----------
           Total Sweden............................    2,961,198
                                                     -----------
           Switzerland (4.9%)
           BUILDING PRODUCTS
     893   Zehnder Group AG........................      553,916
                                                     -----------

NUMBER OF
 SHARES                                                VALUE

----------------------------------------------------------------

           INDUSTRIAL MACHINERY
     257   Saurer AG*..............................  $     6,566
                                                     -----------
           MULTI-LINE INSURANCE
  13,559   Converium Holding AG*...................      628,176
                                                     -----------
           PHARMACEUTICALS: MAJOR
   5,189   Galenica Holding AG (Registered)........      591,020
                                                     -----------
           PUBLISHING: BOOKS/MAGAZINES
   1,857   Edipresse S.A. (Bearer Shares)..........      614,522
                                                     -----------
           SPECIALTY STORES
   2,866   Valora Holding AG.......................      507,296
                                                     -----------
           Total Switzerland.......................    2,901,496
                                                     -----------
           United Kingdom (12.8%)
           BROADCASTING
  64,796   Capital Radio PLC.......................      517,002
                                                     -----------
           BUILDING PRODUCTS
 130,589   SIG PLC.................................      512,964
                                                     -----------
           CASINO/GAMING
  77,586   William Hill PLC........................      342,860
                                                     -----------
           CHEMICALS: SPECIALTY
  89,142   British Vita PLC........................      385,173
                                                     -----------
           ELECTRONICS/APPLIANCE STORES
 144,283   HMV Group PLC...........................      318,209
                                                     -----------
           FINANCE/RENTAL/LEASING
 133,050   Cattles PLC.............................      716,440
                                                     -----------
           FOOD: SPECIALTY/CANDY
 199,671   Devro PLC...............................      213,075
                                                     -----------
           HOUSEHOLD/PERSONAL CARE
 119,766   SSL International PLC...................      438,871
                                                     -----------
           INDUSTRIAL MACHINERY
  86,566   Rotork PLC..............................      459,053
  75,785   Spirax-Sarco Engineering PLC............      582,975
                                                     -----------
                                                       1,042,028
                                                     -----------
           MEDICAL DISTRIBUTORS
  54,114   Alliance Unichem PLC....................      440,849
                                                     -----------
           MISCELLANEOUS COMMERCIAL SERVICES
 536,376   PHS Group PLC...........................      577,210
                                                     -----------

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley International SmallCap Fund
PORTFOLIO OF INVESTMENTS / / MAY 31, 2003 CONTINUED

NUMBER OF
 SHARES                                                VALUE

----------------------------------------------------------------

           MISCELLANEOUS MANUFACTURING
 289,469   Novar PLC...............................  $   578,004
                                                     -----------
           PERSONNEL SERVICES
 193,010   Michael Page International PLC..........      300,105
                                                     -----------
           RESTAURANTS
  75,180   Luminar PLC.............................      510,645
 346,607   Regent Inns PLC.........................      481,801
                                                     -----------
                                                         992,446
                                                     -----------
           TRUCKING
 102,765   Wincanton PLC...........................      282,568
                                                     -----------
           Total United Kingdom....................    7,657,804
                                                     -----------
           Total Common and Preferred Stocks
            (COST $56,516,354).....................   57,104,294
                                                     -----------

PRINCIPAL
AMOUNT IN
THOUSANDS
---------

           Short-Term Investment (8.3%)
           Repurchase Agreement
$  4,957   Joint repurchase agreement account 1.33%
           due 06/02/03 (dated 05/30/03; proceeds
           $4,957,549) (a)
           (COST $4,957,000).......................    4,957,000
                                                     -----------

  Total Investments
   (COST $61,473,354) (b).................   104.0%  62,061,294
  Liabilities in Excess of Other Assets...    (4.0)  (2,360,131)
                                            ------  -----------
  Net Assets..............................   100.0% $59,701,163
                                            ======  ===========

---------------------------------------------------

  *   NON-INCOME PRODUCING SECURITY.
 (A)  COLLATERALIZED BY FEDERAL AGENCY AND U.S. TREASURY OBLIGATIONS.
 (B) THE AGGREGATE COST FOR FEDERAL INCOME TAX PURPOSES IS $63,789,350. THE AGGREGATE GROSS UNREALIZED APPRECIATION IS $3,459,453 AND THE AGGREGATE GROSS UNREALIZED DEPRECIATION IS $5,187,509, RESULTING IN NET UNREALIZED DEPRECIATION OF $1,728,056.

Forward Foreign Currency Contracts Open at
May 31, 2003:
                                                         UNREALIZED
      CONTRACTS          IN EXCHANGE      DELIVERY      APPRECIATION
     TO DELIVER              FOR            DATE       (DEPRECIATION)
----------------------------------------------------------------------
    $      54,220        EUR   45,877     06/02/03        $  (204)
    JPY 2,097,141       $      17,616     06/02/03             52
    $       6,879        AUD   10,546     06/03/03              6
    $     293,025        EUR  247,948     06/03/03         (1,091)
    $     526,045        GBP  320,212     06/03/03         (1,953)
    $      53,178       JPY 6,330,309     06/03/03           (160)
                                                          -------
      Net unrealized depreciation..................       $(3,350)
                                                          =======

CURRENCY ABBREVIATIONS:

AUD  Australian Dollar.
GBP  British Pound.
EUR  Euro.
JPY  Japanese Yen.

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley International SmallCap Fund
SUMMARY OF INVESTMENTS / / MAY 31, 2003

                                                       PERCENT OF
INDUSTRY                                     VALUE     NET ASSETS

-----------------------------------------------------------------

Advertising/Marketing Services..........  $   912,874        1.5%
Aerospace & Defense.....................      702,815        1.2
Agricultural Commodities/ Milling.......      568,397        1.0
Apparel/Footwear........................      333,084        0.6
Auto Parts: O.E.M.......................    1,254,484        2.1
Beverages: Alcoholic....................    1,011,483        1.7
Beverages: Non-Alcoholic................    1,264,318        2.1
Broadcasting............................      816,128        1.4
Building Products.......................    1,550,831        2.6
Casino/Gaming...........................    1,163,981        2.0
Chemicals: Specialty....................    1,288,984        2.2
Commercial Printing/Forms...............      372,823        0.6
Construction Materials..................    2,347,040        3.9
Electrical Products.....................      694,111        1.2
Electronic Components...................      704,567        1.2
Electronic Production Equipment.........      907,133        1.5
Electronics/Appliance Stores............      318,209        0.5
Electronics/Appliances..................      434,794        0.7
Engineering & Construction..............    1,577,266        2.6
Finance/Rental/Leasing..................    2,511,075        4.2
Financial Conglomerates.................      228,488        0.4
Food Retail.............................      349,814        0.6
Food: Specialty/Candy...................    2,613,853        4.4
Home Furnishings........................      790,478        1.3
Hospital/Nursing Management.............      267,780        0.4
Household/Personal Care.................      438,871        0.7
Industrial Machinery....................    3,440,941        5.8
Industrial Specialties..................    1,871,472        3.1
Investment Banks/Brokers................      210,521        0.4
Investment Managers.....................      339,186        0.6
Life/Health Insurance...................      246,763        0.4
Medical Distributors....................      610,027        1.0
Medical Specialties.....................    2,161,335        3.6
Medical/Nursing Services................       60,896        0.1

                                                       PERCENT OF
INDUSTRY                                     VALUE     NET ASSETS

-----------------------------------------------------------------

Miscellaneous Commercial Services.......  $ 2,234,927        3.7%
Miscellaneous Manufacturing.............      578,004        1.0
Movies/Entertainment....................    1,028,824        1.7
Multi-Line Insurance....................      628,176        1.1
Office Equipment/Supplies...............    1,270,042        2.1
Oilfield Services/Equipment.............      926,339        1.6
Other Consumer Services.................      344,724        0.6
Other Transportation....................    1,860,081        3.1
Personnel Services......................      300,105        0.5
Pharmaceuticals: Major..................      591,020        1.0
Publishing: Books/Magazines.............      614,522        1.0
Publishing: Newspapers..................      738,895        1.2
Pulp & Paper............................      569,645        1.0
Real Estate Development.................    1,846,717        3.1
Recreational Products...................      665,766        1.1
Regional Banks..........................    1,263,715        2.1
Repurchase Agreement....................    4,957,000        8.3
Restaurants.............................    1,545,333        2.6
Specialty Stores........................      675,512        1.1
Specialty Telecommunications............      634,452        1.1
Steel...................................    2,380,391        4.0
Textiles................................      324,773        0.5
Tobacco.................................      604,710        1.0
Trucking................................      282,568        0.5
Trucks/Construction/Farm Machinery......      830,231        1.4
                                          -----------   --------
                                          $62,061,294      104.0%
                                          ===========   ========

                                                       PERCENT OF
TYPE OF INVESTMENT                           VALUE     NET ASSETS

-----------------------------------------------------------------

Common Stocks...........................  $56,511,620       94.7%
Preferred Stocks........................      592,674        1.0
Short-Term Investment...................    4,957,000        8.3
                                          -----------   --------
                                          $62,061,294      104.0%
                                          ===========   ========

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley International SmallCap Fund
FINANCIAL STATEMENTS

Statement of Assets and Liabilities
MAY 31, 2003

Assets:
Investments in securities, at value (cost
 $61,473,354).....................................  $62,061,294
Receivable for:
  Shares of beneficial interest sold..............      333,211
  Dividends.......................................      190,283
  Foreign withholding taxes reclaimed.............      151,546
  Investments sold................................       78,288
Prepaid expenses and other assets.................       41,666
                                                    -----------
    Total Assets..................................   62,856,288
                                                    -----------
Liabilities:
Unrealized depreciation on open forward foreign
 currency contracts...............................        3,350
Payable for:
  Investments purchased...........................    2,949,636
  Investment management fee.......................       55,418
  Distribution fee................................       32,361
  Shares of beneficial interest redeemed..........       29,352
Accrued expenses and other payables...............       85,008
                                                    -----------
    Total Liabilities.............................    3,155,125
                                                    -----------
    Net Assets....................................  $59,701,163
                                                    ===========
Composition of Net Assets:
Paid-in-capital...................................  $72,120,000
Net unrealized appreciation.......................      630,900
Accumulated net investment loss...................     (171,955)
Accumulated net realized loss.....................  (12,877,782)
                                                    -----------
    Net Assets....................................  $59,701,163
                                                    ===========
Class A Shares:
Net Assets........................................   $6,622,567
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR
 VALUE)...........................................      725,975
    Net Asset Value Per Share.....................  $      9.12
                                                    ===========
    Maximum Offering Price Per Share,
    (NET ASSET VALUE PLUS 5.54% OF NET ASSET
     VALUE).......................................  $      9.63
                                                    ===========
Class B Shares:
Net Assets........................................  $36,298,527
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR
 VALUE)...........................................    4,131,062
    Net Asset Value Per Share.....................  $      8.79
                                                    ===========
Class C Shares:
Net Assets........................................   $1,651,750
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR
 VALUE)...........................................      188,109
    Net Asset Value Per Share.....................  $      8.78
                                                    ===========
Class D Shares:
Net Assets........................................  $15,128,319
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR
 VALUE)...........................................    1,654,734
    Net Asset Value Per Share.....................  $      9.14
                                                    ===========

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley International SmallCap Fund
FINANCIAL STATEMENTS CONTINUED

Statement of Operations
FOR THE YEAR ENDED MAY 31, 2003

Net Investment Loss:
Income
Dividends (net of $180,602 foreign withholding
 tax).............................................  $1,343,883
Interest..........................................      27,614
                                                    ----------
    Total Income..................................   1,371,497
                                                    ----------
Expenses
Investment management fee.........................     599,337
Distribution fee (Class A shares).................       4,352
Distribution fee (Class B shares).................     385,279
Distribution fee (Class C shares).................      14,045
Transfer agent fees and expenses..................     140,738
Custodian fees....................................      96,927
Professional fees.................................      66,488
Shareholder reports and notices...................      64,225
Registration fees.................................      51,238
Trustees' fees and expenses.......................      13,406
Other.............................................      24,552
                                                    ----------
    Total Expenses................................   1,460,587
                                                    ----------
    Net Investment Loss...........................     (89,090)
                                                    ----------

Net Realized and Unrealized Gain (Loss):
Net Realized Loss on:
  Investments.....................................  (7,067,048)
  Foreign exchange transactions...................     (93,905)
                                                    ----------
      Net Realized Loss...........................  (7,160,953)
                                                    ----------
Net Change in Unrealized Appreciation/Depreciation
 on:
    Investments...................................   1,138,415
    Translation of forward foreign currency
     contracts, other assets and liabilities
     denominated in foreign currencies............      39,036
                                                    ----------
      Net Appreciation............................   1,177,451
                                                    ----------
      Net Loss....................................  (5,983,502)
                                                    ----------
Net Decrease......................................  $(6,072,592)
                                                    ==========

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley International SmallCap Fund
FINANCIAL STATEMENTS CONTINUED

Statement of Changes in Net Assets

                                          FOR THE YEAR  FOR THE YEAR
                                             ENDED         ENDED
                                          MAY 31, 2003  MAY 31, 2002
                                          ------------  ------------
Increase (Decrease) in Net Assets:
Operations:
Net investment loss.....................  $   (89,090)  $  (489,006)
Net realized loss.......................   (7,160,953)   (1,790,503)
Net change in unrealized depreciation...    1,177,451     3,756,522
                                          -----------   -----------

    Net Increase (Decrease).............   (6,072,592)    1,477,013
                                          -----------   -----------

Distributions to Shareholders from Net
 Realized Gain:
Class A shares..........................      --            (19,713)
Class B shares..........................      --           (985,995)
Class C shares..........................      --            (26,268)
Class D shares..........................      --           (128,818)
                                          -----------   -----------

    Total Distributions.................      --         (1,160,794)
                                          -----------   -----------

Net increase (decrease) from
 transactions in shares of beneficial
 interest...............................   11,471,256    (1,895,922)
                                          -----------   -----------

    Net Increase (Decrease).............    5,398,664    (1,579,703)

Net Assets:
Beginning of period.....................   54,302,499    55,882,202
                                          -----------   -----------

End of Period
 (INCLUDING ACCUMULATED NET INVESTMENT
 LOSSES OF $171,955 AND $123,637,
 RESPECTIVELY)..........................  $59,701,163   $54,302,499
                                          ===========   ===========

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley International SmallCap Fund
NOTES TO FINANCIAL STATEMENTS / / MAY 31, 2003

1. Organization and Accounting Policies
Morgan Stanley International SmallCap Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a non-diversified, open-end management investment company. The Fund's investment objective is long-term growth of capital. The Fund seeks to achieve its objective by investing primarily in equity securities of "small capitalization" companies located outside of the United States. The Fund was organized as a Massachusetts business trust on April 21, 1994 and commenced operations on July 29, 1994. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The following is a summary of significant accounting policies:

A. Valuation of Investments -- (1) an equity portfolio security listed or traded on the New York or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) all other equity portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) when market quotations are not readily available or Morgan Stanley Investment Advisors Inc. (the "Investment Manager") or Morgan Stanley Investment Management Inc. (the "Sub-Advisor"), an affiliate of the Investment Manager, determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees; (6) certain portfolio securities may be valued by an outside pricing service approved by the Fund's Trustees; and (7) short-term debt securities having a maturity date of more than sixty days at time of purchase are

Morgan Stanley International SmallCap Fund
NOTES TO FINANCIAL STATEMENTS / / MAY 31, 2003 CONTINUED

valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. Accounting for Investments -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date except for certain dividends on foreign securities which are recorded as soon as the Fund is informed after the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C. Repurchase Agreements -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated entities managed by the Investment Manager, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements and are collateralized by cash, U.S. Treasury or federal agency obligations. The Fund may also invest directly with institutions in repurchase agreements. The Fund's custodian receives the collateral, which is marked-to-market daily to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest.

D. Multiple Class Allocations -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

E. Foreign Currency Translation and Forward Foreign Currency Contracts -- The books and records of the Fund are maintained in U.S. dollars as follows:
(1) the foreign currency market value of investment securities, other assets and liabilities and forward foreign currency contracts ("forward contracts") are translated at the exchange rates prevailing at the end of the period; and
(2) purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. The resultant exchange gains and losses are recorded as realized and unrealized gain/loss on foreign exchange transactions. Pursuant to U.S. Federal income tax regulations, certain foreign exchange gains/losses included in realized and unrealized gain/loss are included in or are a reduction of ordinary income for federal income tax purposes. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of the securities. Forward contracts are valued daily at the appropriate exchange rates. The resultant unrealized exchange gains and losses are recorded as unrealized foreign currency gain or loss. The Fund records realized gains or

Morgan Stanley International SmallCap Fund
NOTES TO FINANCIAL STATEMENTS / / MAY 31, 2003 CONTINUED

losses on delivery of the currency or at the time the forward contract is extinguished (compensated) by entering into a closing transaction prior to delivery.

F. Federal Income Tax Policy -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

G. Dividends and Distributions to Shareholders -- Dividends and distributions to shareholders are recorded on the ex-dividend date.

H. Use of Estimates -- The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2. Investment Management and Sub-Advisory Agreements
Pursuant to an Investment Management Agreement, the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the annual rate of 1.15% to the net assets of the Fund determined as of the close of each business day.

Under a Sub-Advisory Agreement between the Sub-Advisor and the Investment Manager, the Sub-Advisor provides the Fund with investment advice and portfolio management relating to the Fund's investments in securities, subject to the overall supervision of the Investment Manager. As compensation for its services provided pursuant to the Sub-Advisory Agreement, the Investment Manager pays the Sub-Advisor monthly compensation equal to 40% of its monthly compensation.

3. Plan of Distribution
Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager and Sub-Advisor. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of Class A; (ii) Class B -- 1.0% of the lesser of: (a) the average daily aggregate gross sales of the Class B shares since the inception of the Fund (not including reinvestment of dividend or capital gain distributions) less the average daily aggregate net asset value of the Class B shares redeemed since the Fund's inception upon which a contingent deferred sales charge has been imposed or waived; or

Morgan Stanley International SmallCap Fund
NOTES TO FINANCIAL STATEMENTS / / MAY 31, 2003 CONTINUED

(b) the average daily net assets of Class B; and (iii) Class C -- up to 1.0% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $10,028,700 at May 31, 2003.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the year ended May 31, 2003, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.24% and 0.97%, respectively.

The Distributor has informed the Fund that for the year ended May 31, 2003, it received contingent deferred sales charges from certain redemptions of the Fund's Class A shares, Class B shares and Class C shares of $24, $74,502 and $962, respectively and received $18,681 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. Security Transactions and Transactions with Affiliates
The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the year ended May 31, 2003 aggregated $47,563,614 and $35,515,524, respectively. Included in the aforementioned are purchases and sales of $147,849 and $93,175 respectively, with other Morgan Stanley Funds.

Morgan Stanley Trust, an affiliate of the Investment Manager, Sub-Advisor and Distributor, is the Fund's transfer agent. At May 31, 2003, the Fund had transfer agent fees and expenses payable of approximately $1,200.

Morgan Stanley International SmallCap Fund
NOTES TO FINANCIAL STATEMENTS / / MAY 31, 2003 CONTINUED

At May 31, 2003, Morgan Stanley Fund of Funds -- International Portfolio, an affiliate of the Investment Manager, Sub-Advisor and Distributor, owned 478,531 Class D shares of beneficial interest of the Fund.

5. Shares of Beneficial Interest
Transactions in shares of beneficial interest were as follows:

                                      FOR THE YEAR              FOR THE YEAR
                                         ENDED                     ENDED
                                      MAY 31, 2003              MAY 31, 2002
                                ------------------------  ------------------------
                                  SHARES       AMOUNT       SHARES       AMOUNT
                                ----------  ------------  ----------  ------------
CLASS A SHARES
Sold..........................   4,193,347  $ 35,447,140   2,534,352  $ 23,987,494
Reinvestment of
 distributions................      --           --            2,143        18,254
Redeemed......................  (3,577,538)  (30,469,591) (2,919,757)  (27,902,147)
                                ----------  ------------  ----------  ------------
Net increase (decrease) --
 Class A......................     615,809     4,977,549    (383,262)   (3,896,399)
                                ----------  ------------  ----------  ------------
CLASS B SHARES
Sold..........................   2,009,939    18,181,769   2,565,306    23,165,989
Reinvestment of
 distributions................      --           --          108,044       896,765
Redeemed......................  (2,231,684)  (18,400,337) (2,896,299)  (25,893,663)
                                ----------  ------------  ----------  ------------
Net decrease -- Class B.......    (221,745)     (218,568)   (222,949)   (1,830,909)
                                ----------  ------------  ----------  ------------
CLASS C SHARES
Sold..........................     217,551     1,820,287     460,693     4,107,407
Reinvestment of
 distributions................      --           --            2,531        20,932
Redeemed......................    (183,710)   (1,496,998)   (409,499)   (3,662,019)
                                ----------  ------------  ----------  ------------
Net increase -- Class C.......      33,841       323,289      53,725       466,320
                                ----------  ------------  ----------  ------------
CLASS D SHARES
Sold..........................   1,581,116    13,452,887   1,140,935    10,757,790
Reinvestment of
 distributions................      --           --            3,383        28,786
Redeemed......................    (816,855)   (7,063,901)   (787,204)   (7,421,510)
                                ----------  ------------  ----------  ------------
Net increase -- Class D.......     764,261     6,388,986     357,114     3,365,066
                                ----------  ------------  ----------  ------------
Net increase (decrease) in
 Fund.........................   1,192,166  $ 11,471,256    (195,372) $ (1,895,922)
                                ==========  ============  ==========  ============

6. Federal Income Tax Status
The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

Morgan Stanley International SmallCap Fund
NOTES TO FINANCIAL STATEMENTS / / MAY 31, 2003 CONTINUED

The tax character of distributions paid was as follows:

                                          FOR THE YEAR   FOR THE YEAR
                                              ENDED          ENDED
                                          MAY 31, 2003   MAY 31, 2002
                                          -------------  -------------
Long-term capital gains.................       --         $1,160,794
As of May 31, 2003, the tax-basis components of accumulated losses were as follows:
Net accumulated earnings................       --
Capital loss carryforward*..............  $ (9,475,214)
Post-October losses.....................    (1,261,877)
Net unrealized depreciation.............    (1,681,746)
                                          ------------
Total accumulated losses................  $(12,418,837)
                                          ============

*As of May 31, 2003, the Fund had a net capital loss carryforward of $9,475,214 of which $877,914 will expire on May 31, 2010 and $8,597,300 will expire on May 31, 2011 to offset future capital gains to the extent provided by regulations.

As of May 31, 2003, the Fund had temporary book/tax differences primarily attributable to post-October losses (capital and foreign currency losses incurred after October 31 within the taxable year which are deemed to arise on the first business day of the Fund's next taxable year), capital loss deferrals on wash sales and income from the mark-to-market of passive foreign investment companies ("PFICs") and permanent book/tax differences attributable to foreign currency losses, tax adjustments on PFICs sold by the Fund and a net operating loss. To reflect reclassifications arising from the permanent differences, accumulated net realized loss was charged $161,753, paid-in-capital was credited $120,981 and accumulated net investment loss was credited $40,772.

7. Purposes of and Risks Relating to Certain Financial Instruments
The Fund may enter into forward contracts to facilitate settlement of foreign currency denominated portfolio transactions or to manage foreign currency exposure associated with foreign currency denominated securities.

Forward contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rates underlying the forward contracts. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

At May 31, 2003, there were outstanding forward contracts.

At May 31, 2003, investments in securities of issuers in Japan represented 30.4% of the Fund's net assets. These investments, as well as other non-U.S. investments, which involve risks and considerations not present with respect to U.S. securities, may be affected by economic or political developments in this region.

Morgan Stanley International SmallCap Fund
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                             FOR THE YEAR ENDED MAY 31,
                           ---------------------------------------------------------------
                              2003         2002         2001         2000         1999
                           -----------  -----------  -----------  -----------  -----------
Class A Shares
Selected Per Share Data:
Net asset value,
 beginning of period.....    $10.10       $ 9.96       $11.42       $ 8.93        $8.85
                             ------       ------       ------       ------        -----
Income (loss) from
 investment operations:
  Net investment income
   (loss)++..............      0.03        (0.03)       (0.01)        0.02        -
  Net realized and
   unrealized gain
   (loss)................     (1.01)        0.42        (1.34)        2.47         0.08
                             ------       ------       ------       ------        -----
Total income (loss) from
 investment operations...     (0.98)        0.39        (1.35)        2.49         0.08
                             ------       ------       ------       ------        -----

Less dividends and
 distributions from:
  Net investment
   income................     -            -            (0.11)       -            -
  Net realized gain......     -            (0.25)       -            -            -
                             ------       ------       ------       ------        -----
Total dividends and
 distributions...........     -            (0.25)       (0.11)       -            -
                             ------       ------       ------       ------        -----

Net asset value, end of
 period..................    $ 9.12       $10.10       $ 9.96       $11.42        $8.93
                             ======       ======       ======       ======        =====

Total Return+............     (9.70)%       4.33 %     (11.96)%      28.40%        0.68 %

Ratios to Average Net
 Assets(1):
Expenses.................      2.27 %       2.40 %       2.06 %       2.10%        2.36 %
Net investment income
 (loss)..................      0.36 %      (0.46)%       0.10 %       0.00%       (0.12)%
Supplemental Data:
Net assets, end of
 period, in thousands....    $6,623       $1,113       $4,917       $1,950         $491
Portfolio turnover
 rate....................        70 %         62 %         65 %         94%          31 %

---------------------

 ++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
  + DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
 (1) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley International SmallCap Fund
FINANCIAL HIGHLIGHTS CONTINUED

                                                  FOR THE YEAR ENDED MAY 31,
                           -------------------------------------------------------------------------
                               2003           2002           2001           2000           1999
                           -------------  -------------  -------------  -------------  -------------
Class B Shares
Selected Per Share Data:
Net asset value,
 beginning of period.....      $ 9.81         $ 9.76         $11.19         $ 8.82         $ 8.80
                               ------         ------         ------         ------         ------
Income (loss) from
 investment operations:
  Net investment
   loss++................       (0.03)         (0.11)         (0.07)         (0.09)         (0.09)
  Net realized and
   unrealized gain
   (loss)................       (0.99)          0.41          (1.35)          2.46           0.11
                               ------         ------         ------         ------         ------
Total income (loss) from
 investment operations...       (1.02)          0.30          (1.42)          2.37           0.02
                               ------         ------         ------         ------         ------

Less dividends and
 distributions from:
  Net investment
   income................      -              -               (0.01)        -              -
  Net realized gain......      -               (0.25)        -              -              -
                               ------         ------         ------         ------         ------
Total dividends and
 distributions...........      -               (0.25)         (0.01)        -              -
                               ------         ------         ------         ------         ------

Net asset value, end of
 period..................      $ 8.79         $ 9.81         $ 9.76         $11.19         $ 8.82
                               ======         ======         ======         ======         ======

Total Return+............      (10.40)%         3.49 %       (12.74)%        27.27 %         0.00 %

Ratios to Average Net
 Assets(1):
Expenses.................        3.03 %         3.16 %         2.86 %         2.86 %         3.12 %
Net investment loss......       (0.40)%        (1.22)%        (0.68)%        (0.76)%        (0.88)%
Supplemental Data:
Net assets, end of
 period, in thousands....     $36,299        $42,684        $44,681        $66,038        $48,711
Portfolio turnover
 rate....................          70 %           62 %           65 %           94 %           31 %

---------------------

 ++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
  + DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
 (1) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley International SmallCap Fund
FINANCIAL HIGHLIGHTS CONTINUED

                                              FOR THE YEAR ENDED MAY 31,
                           ----------------------------------------------------------------
                              2003          2002         2001         2000         1999
                           -----------  ------------  -----------  -----------  -----------
Class C Shares
Selected Per Share Data:
Net asset value,
 beginning of period.....    $ 9.80        $ 9.73       $11.21       $ 8.83       $ 8.80
                             ------        ------       ------       ------       ------
Income (loss) from
 investment operations:
  Net investment
   loss++................     (0.03)        (0.08)       (0.03)       (0.07)       (0.06)
  Net realized and
   unrealized gain
   (loss)................     (0.99)         0.40        (1.39)        2.45         0.09
                             ------        ------       ------       ------       ------
Total income (loss) from
 investment operations...     (1.02)         0.32        (1.42)        2.38         0.03
                             ------        ------       ------       ------       ------

Less dividends and
 distributions from:
  Net investment
   income................     -             -            (0.06)       -            -
  Net realized gain......     -             (0.25)       -            -            -
                             ------        ------       ------       ------       ------
Total dividends and
 distributions...........     -             (0.25)       (0.06)       -            -
                             ------        ------       ------       ------       ------

Net asset value, end of
 period..................    $ 8.78        $ 9.80       $ 9.73       $11.21       $ 8.83
                             ======        ======       ======       ======       ======

Total Return+............    (10.41)%        3.71 %     (12.78)%      27.21 %       0.23 %

Ratios to Average Net
 Assets(1):
Expenses.................      3.00 %        2.89 %       2.86 %       2.86 %       2.90 %
Net investment loss......     (0.37)%       (0.95)%      (0.68)%      (0.76)%      (0.66)%
Supplemental Data:
Net assets, end of
 period, in thousands....    $1,652        $1,511         $979       $1,042         $189
Portfolio turnover
 rate....................        70 %          62 %         65 %         94 %         31 %

---------------------

 ++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
  + DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
 (1) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley International SmallCap Fund
FINANCIAL HIGHLIGHTS CONTINUED

                                               FOR THE YEAR ENDED MAY 31,
                           -------------------------------------------------------------------
                               2003          2002          2001          2000         1999
                           ------------  ------------  ------------  ------------  -----------
Class D Shares
Selected Per Share Data:
Net asset value,
 beginning of period.....     $10.10        $ 9.95        $11.45        $ 8.94        $8.87
                              ------        ------        ------        ------        -----
Income (loss) from
 investment operations:
  Net investment income
   (loss)++..............       0.05         (0.01)         0.07          0.03         0.04
  Net realized and
   unrealized gain
   (loss)................      (1.01)         0.41         (1.42)         2.48         0.03
                              ------        ------        ------        ------        -----
Total income (loss) from
 investment operations...      (0.96)         0.40         (1.35)         2.51         0.07
                              ------        ------        ------        ------        -----

Less dividends and
 distributions from:
  Net investment
   income................      -             -             (0.15)        -            -
  Net realized gain......      -             (0.25)        -             -            -
                              ------        ------        ------        ------        -----
Total dividends and
 distributions...........      -             (0.25)        (0.15)        -            -
                              ------        ------        ------        ------        -----

Net asset value, end of
 period..................     $ 9.14        $10.10        $ 9.95        $11.45        $8.94
                              ======        ======        ======        ======        =====

Total Return+............      (9.50)%        4.54 %      (11.92)%       28.48%        0.56%

Ratios to Average Net
 Assets(1):
Expenses.................       2.03 %        2.16 %        1.86 %        1.86%        2.12%
Net investment income
 (loss)..................       0.60 %       (0.22)%        0.32 %        0.24%        0.12%
Supplemental Data:
Net assets, end of
 period, in thousands....    $15,128        $8,995        $5,306        $1,813         $530
Portfolio turnover
 rate....................         70 %          62 %          65 %          94%          31%

---------------------

 ++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
  + CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
 (1) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley International SmallCap Fund
INDEPENDENT AUDITORS' REPORT

To the Shareholders and Board of Trustees of Morgan Stanley International SmallCap Fund:

We have audited the accompanying statement of assets and liabilities of Morgan Stanley International SmallCap Fund (the "Fund"), including the portfolio of investments, as of May 31, 2003, and the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 2003, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Morgan Stanley International SmallCap Fund as of May 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
NEW YORK, NEW YORK
JULY 14, 2003

Morgan Stanley International SmallCap Fund
TRUSTEE AND OFFICER INFORMATION

Independent Trustees:

                                                                                                       Number of
                                                                                                       Portfolios
                                           Term of                                                      in Fund
                           Position(s)    Office and                                                    Complex
Name, Age and Address of    Held with     Length of                                                     Overseen
   Independent Trustee     Registrant    Time Served*    Principal Occupation(s) During Past 5 Years  by Trustee**
-------------------------  -----------  --------------   -------------------------------------------  ------------
Michael Bozic (62)         Trustee      Since April      Retired; Director or Trustee of the Morgan       123
c/o Mayer, Brown, Rowe &                1994             Stanley Funds and TCW/DW Term Trust 2003;
Maw                                                      formerly Vice Chairman of Kmart Corporation
Counsel to the                                           (December 1998-October 2000), Chairman and
Independent Trustees                                     Chief Executive Officer of Levitz Furniture
1675 Broadway                                            Corporation (November 1995-November 1998)
New York, NY                                             and President and Chief Executive Officer
                                                         of Hills Department Stores (May 1991-July
                                                         1995); formerly variously Chairman, Chief
                                                         Executive Officer, President and Chief
                                                         Operating Officer (1987-1991) of the Sears
                                                         Merchandise Group of Sears, Roebuck & Co.
Edwin J. Garn (70)         Trustee      Since January    Director or Trustee of the Morgan Stanley        123
c/o Summit Ventures LLC                 1993             Funds and TCW/DW Term Trust 2003; formerly
1 Utah Center                                            United States Senator (R-Utah) (1974-1992)
201 S. Main Street                                       and Chairman, Senate Banking Committee
Salt Lake City, UT                                       (1980-1986); formerly Mayor of Salt Lake
                                                         City, Utah (1971-1974), Astronaut, Space
                                                         Shuttle Discovery (April 12-19, 1985) and
                                                         Vice Chairman, Huntsman Corporation
                                                         (chemical company); member of the Utah
                                                         Regional Advisory Board of Pacific Corp.
Wayne E. Hedien (69)       Trustee      Since            Retired; Director or Trustee of the Morgan       123
c/o Mayer, Brown, Rowe &                September 1997   Stanley Funds and TCW/DW Term Trust 2003;
Maw                                                      formerly associated with the Allstate
Counsel to the                                           Companies (1966-1994), most recently as
Independent Trustees                                     Chairman of The Allstate Corporation (March
1675 Broadway                                            1993-December 1994) and Chairman and Chief
New York, NY                                             Executive Officer of its wholly-owned
                                                         subsidiary, Allstate Insurance Company
                                                         (July 1989-December 1994).


Name, Age and Address of
   Independent Trustee     Other Directorships Held by Trustee
-------------------------  -----------------------------------
Michael Bozic (62)         Director of Weirton Steel
c/o Mayer, Brown, Rowe &   Corporation.
Maw
Counsel to the
Independent Trustees
1675 Broadway
New York, NY
Edwin J. Garn (70)         Director of Franklin Covey (time
c/o Summit Ventures LLC    management systems), BMW Bank of
1 Utah Center              North America, Inc. (industrial
201 S. Main Street         loan corporation), United Space
Salt Lake City, UT         Alliance (joint venture between
                           Lockheed Martin and the Boeing
                           Company) and Nuskin Asia Pacific
                           (multilevel marketing); member of
                           the board of various civic and
                           charitable organizations.
Wayne E. Hedien (69)       Director of The PMI Group Inc.
c/o Mayer, Brown, Rowe &   (private mortgage insurance);
Maw                        Trustee and Vice Chairman of The
Counsel to the             Field Museum of Natural History;
Independent Trustees       director of various other business
1675 Broadway              and charitable organizations.
New York, NY

Morgan Stanley International SmallCap Fund
TRUSTEE AND OFFICER INFORMATION CONTINUED

                                                                                                           Number of
                                                                                                           Portfolios
                                            Term of                                                         in Fund
                           Position(s)     Office and                                                       Complex
Name, Age and Address of    Held with      Length of                                                        Overseen
   Independent Trustee     Registrant     Time Served*   Principal Occupation(s) During Past 5 Years      by Trustee**
-------------------------  -----------   --------------  -------------------------------------------  --------------------
Dr. Manuel H. Johnson      Trustee       Since July      Chairman of the Audit Committee and                       123
(54)                                     1991            Director or Trustee of the Morgan Stanley
c/o Johnson Smick                                        Funds and TCW/DW Term Trust 2003; Senior
International, Inc.                                      Partner, Johnson Smick International, Inc.,
2099 Pennsylvania Avenue,                                a consulting firm; Co-Chairman and a
N.W.                                                     founder of the Group of Seven Council
Suite 950                                                (G7C), an international economic
Washington, D.C.                                         commission; formerly Vice Chairman of the
                                                         Board of Governors of the Federal Reserve
                                                         System and Assistant Secretary of the U.S.
                                                         Treasury.
Michael E. Nugent (67)     Trustee       Since July      Chairman of the Insurance Committee and                   214
c/o Triumph Capital, L.P.                1991            Director or Trustee of the Morgan Stanley
445 Park Avenue                                          Funds and TCW/DW Term Trust 2003;
New York, NY                                             director/trustee of various investment
                                                         companies managed by Morgan Stanley
                                                         Investment Management Inc. and Morgan
                                                         Stanley Investments LP (since July 2001);
                                                         General Partner, Triumph Capital, L.P., a
                                                         private investment partnership; formerly
                                                         Vice President, Bankers Trust Company and
                                                         BT Capital Corporation (1984-1988).


Name, Age and Address of
   Independent Trustee     Other Directorships Held by Trustee
-------------------------  -----------------------------------
Dr. Manuel H. Johnson      Director of NVR, Inc. (home
(54)                       construction); Chairman and Trustee
c/o Johnson Smick          of the Financial Accounting
International, Inc.        Foundation (oversight organization
2099 Pennsylvania Avenue,  of the Financial Accounting
N.W.                       Standards Board); Director of RBS
Suite 950                  Greenwich Capital Holdings
Washington, D.C.           (financial holding company).
Michael E. Nugent (67)     Director of various business
c/o Triumph Capital, L.P.  organizations.
445 Park Avenue
New York, NY

Morgan Stanley International SmallCap Fund
TRUSTEE AND OFFICER INFORMATION CONTINUED

Interested Trustees:

                                                      Term of
                                Position(s)         Office and
Name, Age and Address of         Held with           Length of
   Interested Trustee           Registrant         Time Served*    Principal Occupation(s) During Past 5 Years
-------------------------   -------------------   ---------------  -------------------------------------------
Charles A. Fiumefreddo      Chairman of the       Since July 1991  Chairman and Director or Trustee of the
(70)                        Board and Trustee                      Morgan Stanley Funds and TCW/DW Term Trust
c/o Morgan Stanley Trust                                           2003; formerly Chairman, Chief Executive
Harborside Financial                                               Officer and Director of the Investment
Center,                                                            Manager, the Distributor and Morgan Stanley
Plaza Two,                                                         Services, Executive Vice President and
Jersey City, NJ                                                    Director of Morgan Stanley DW, Chairman and
                                                                   Director of the Transfer Agent, and
                                                                   Director and/or officer of various Morgan
                                                                   Stanley subsidiaries (until June 1998) and
                                                                   Chief Executive Officer of the Morgan
                                                                   Stanley Funds and the TCW/DW Term Trusts
                                                                   (until September 2002).
James F. Higgins (55)       Trustee               Since June 2000  Director or Trustee of the Morgan Stanley
c/o Morgan Stanley Trust                                           Funds and TCW/DW Term Trust 2003 (since
Harborside Financial                                               June 2000); Senior Advisor of Morgan
Center,                                                            Stanley (since August 2000); Director of
Plaza Two,                                                         the Distributor and Dean Witter Realty
Jersey City, NJ                                                    Inc.; Director of AXA Financial, Inc. and
                                                                   The Equitable Life Assurance Society of the
                                                                   United States (financial services);
                                                                   previously President and Chief Operating
                                                                   Officer of the Private Client Group of
                                                                   Morgan Stanley (May 1999-
                                                                   August 2000), President and Chief Operating
                                                                   Officer of Individual Securities of Morgan
                                                                   Stanley (February 1997-
                                                                   May 1999).
Philip J. Purcell (59)      Trustee               Since April      Director or Trustee of the Morgan Stanley
1585 Broadway                                     1994             Funds and TCW/DW Term Trust 2003; Chairman
New York, NY                                                       of the Board of Directors and Chief
                                                                   Executive Officer of Morgan Stanley and
                                                                   Morgan Stanley DW; Director of the
                                                                   Distributor; Chairman of the Board of
                                                                   Directors and Chief Executive Officer of
                                                                   Novus Credit Services Inc.; Director and/or
                                                                   officer of various Morgan Stanley
                                                                   subsidiaries.

                                Number of
                                Portfolios
                                 in Fund
                                 Complex
Name, Age and Address of         Overseen
   Interested Trustee          by Trustee**      Other Directorships Held by Trustee
-------------------------  --------------------  -----------------------------------
Charles A. Fiumefreddo                  123      None
(70)
c/o Morgan Stanley Trust
Harborside Financial
Center,
Plaza Two,
Jersey City, NJ
James F. Higgins (55)                   123      None
c/o Morgan Stanley Trust
Harborside Financial
Center,
Plaza Two,
Jersey City, NJ
Philip J. Purcell (59)                  123      Director of American Airlines, Inc.
1585 Broadway                                    and its parent company, AMR
New York, NY                                     Corporation.

----------------------------

   * EACH TRUSTEE SERVES AN INDEFINITE TERM, UNTIL HIS OR HER SUCCESSOR IS ELECTED.
  ** THE FUND COMPLEX INCLUDES ALL OPEN AND CLOSED-END FUNDS (INCLUDING ALL OF THEIR PORTFOLIOS) ADVISED BY MORGAN STANLEY INVESTMENT ADVISORS INC. AND ANY FUNDS THAT HAVE AN INVESTMENT ADVISOR THAT IS AN AFFILIATED PERSON OF MORGAN STANLEY INVESTMENT ADVISORS INC. (INCLUDING BUT NOT LIMITED TO, MORGAN STANLEY INVESTMENT MANAGEMENT INC., MORGAN STANLEY INVESTMENTS LP AND VAN KAMPEN ASSET MANAGEMENT INC.).

Morgan Stanley International SmallCap Fund
TRUSTEE AND OFFICER INFORMATION CONTINUED

Officers:

                                                                                        Term of
                                                 Position(s)                          Office and
     Name, Age and Address of                     Held with                            Length of
         Executive Officer                       Registrant                          Time Served*
-----------------------------------  -----------------------------------  -----------------------------------
Mitchell M. Merin (49)               President                            Since May 1999
1221 Avenue of the Americas
New York, NY
Ronald E. Robison (64)               Executive Vice President and         Since April 2003
1221 Avenue of the Americas          Principal Executive Officer
New York, NY
Barry Fink (48)                      Vice President, Secretary and        Since February 1997
1221 Avenue of the Americas          General Counsel
New York, NY
Joseph J. McAlinden (60)             Vice President                       Since July 1995
1221 Avenue of the Americas
New York, NY
Francis Smith (37)                   Vice President and Chief Financial   Since September 2002
c/o Morgan Stanley Trust             Officer
Harborside Financial Center,
Plaza Two,
Jersey City, NJ
Thomas F. Caloia (57)                Treasurer                            Since April 1989
c/o Morgan Stanley Trust
Harborside Financial Center,
Plaza Two,
Jersey City, NJ


     Name, Age and Address of
         Executive Officer           Principal Occupation(s) During Past 5 Years
-----------------------------------  -------------------------------------------
Mitchell M. Merin (49)               President and Chief Operating Officer of
1221 Avenue of the Americas          Morgan Stanley Investment Management (since
New York, NY                         December 1998); President, Director (since
                                     April 1997) and Chief Executive Officer
                                     (since June 1998) of the Investment Manager
                                     and Morgan Stanley Services; Chairman,
                                     Chief Executive Officer and Director of the
                                     Distributor (since June 1998); Chairman
                                     (since June 1998) and Director (since
                                     January 1998) of the Transfer Agent;
                                     Director of various Morgan Stanley
                                     subsidiaries; President (since May 1999) of
                                     the Morgan Stanley Funds and TCW/DW Term
                                     Trust 2003; Trustee (since December 1999)
                                     and President and Chief Executive Officer
                                     (since October 2002) of the Van Kampen
                                     Open-End Funds and President and Chief
                                     Executive Officer (since December 2002) of
                                     the Van Kampen Closed-End Funds; previously
                                     Chief Strategic Officer of the Investment
                                     Manager and Morgan Stanley Services and
                                     Executive Vice President of the Distributor
                                     (April 1997-June 1998), Chief Executive
                                     Officer (September 2002-April 2003) and
                                     Vice President (May 1997-April 1999) of the
                                     Morgan Stanley Funds and the TCW/DW Term
                                     Trusts, and Executive Vice President of
                                     Morgan Stanley.
Ronald E. Robison (64)               Managing Director, Chief Administrative
1221 Avenue of the Americas          Officer and Director (since February 1999)
New York, NY                         of the Investment Manager and Morgan
                                     Stanley Services, Chief Executive Officer
                                     and Director of the Transfer Agent and
                                     Executive Vice President and Principal
                                     Executive Officer of the Morgan Stanley
                                     Funds and TCW/DW Term Trust 2003 (since
                                     April 2003); previously Managing Director
                                     of the TCW Group Inc.
Barry Fink (48)                      General Counsel (since May 2000) and
1221 Avenue of the Americas          Managing Director (since December 2000) of
New York, NY                         Morgan Stanley Investment Management;
                                     Managing Director (since December 2000),
                                     and Director (since July 1998) of the
                                     Investment Manager and Morgan Stanley
                                     Services; Assistant Secretary of Morgan
                                     Stanley DW; Vice President, Secretary and
                                     General Counsel of the Morgan Stanley Funds
                                     and TCW/DW Term Trust 2003 (since February
                                     1997); Managing Director, Director and
                                     Secretary of the Distributor; previously,
                                     Vice President and Assistant General
                                     Counsel of the Investment Manager and
                                     Morgan Stanley Services (February
                                     1997-December 2001).
Joseph J. McAlinden (60)             Managing Director and Chief Investment
1221 Avenue of the Americas          Officer of the Investment Manager, Morgan
New York, NY                         Stanley Investment Management Inc. and
                                     Morgan Stanley Investments LP; Director of
                                     the Transfer Agent, Chief Investment
                                     Officer of the Van Kampen Funds.
Francis Smith (37)                   Vice President and Chief Financial Officer
c/o Morgan Stanley Trust             of the Morgan Stanley Funds and TCW/DW Term
Harborside Financial Center,         Trust 2003 (since September 2002);
Plaza Two,                           Executive Director of the Investment
Jersey City, NJ                      Manager and Morgan Stanley Services (since
                                     December 2001); previously Vice President
                                     of the Investment Manager and Morgan
                                     Stanley Services (August 2000-November
                                     2001) and Senior Manager at
                                     PricewaterhouseCoopers LLP (January
                                     1998-August 2000).
Thomas F. Caloia (57)                Executive Director (since December 2002)
c/o Morgan Stanley Trust             and Assistant Treasurer of the Investment
Harborside Financial Center,         Manager, the Distributor and Morgan Stanley
Plaza Two,                           Services; previously First Vice President
Jersey City, NJ                      of the Investment Manager, the Distributor
                                     and Morgan Stanley Services; Treasurer of
                                     the Morgan Stanley Funds.

----------------------------

   * EACH OFFICER SERVES AN INDEFINITE TERM, UNTIL HIS OR HER SUCCESSOR IS ELECTED.

Trustees
Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell

Officers
Charles A. Fiumefreddo
Chairman of the Board
Mitchell M. Merin
President
Ronald E. Robison
Executive Vice President and Principal Executive Officer
Barry Fink
Vice President, Secretary and General Counsel
Joseph J. McAlinden
Vice President
Francis Smith
Vice President and Chief Financial Officer
Thomas F. Caloia
Treasurer

Transfer Agent
Morgan Stanley Trust
Harborside Financial Center - Plaza Two
Jersey City, New Jersey 07311

Independent Auditors
Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

Investment Manager
Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

Sub-Advisor
Morgan Stanley Investment Management Inc.
1221 Avenue of the Americas
New York, New York 10020

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling
(800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Investments and services offered through Morgan Stanley DW Inc., member SIPC. Morgan Stanley Funds are distributed by Morgan Stanley Distributors Inc.

Morgan Stanley Distributors Inc., member NASD.

[MORGAN STANLEY]

[MORGAN STANLEY]


Morgan Stanley
International
SmallCap Fund


Annual Report
May 31, 2003

Item 9 - Controls and Procedures

  The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

   There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls subsequent to the date of their evaluation.

Item 10b Exhibits
A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

Items 2 - 8 and Item 10a are not applicable

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley International SmallCap Fund

Ronald E. Robison
Principal Executive Officer
July 22, 2003

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Ronald E. Robison
Principal Executive Officer
July 22, 2003

Francis Smith
Principal Financial Officer
July 22, 2003